Investment Strategy	Jan. 02, 2026
Quantify 2X Daily All Cap Crypto ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) the performance of the Target Portfolio providing exposure initially to the returns of the following crypto assets: Bitcoin, ether, Solana and Ripple (each individually a “Crypto Asset” and collectively, the “Crypto Assets”). The investments employed by the Fund to achieve daily leveraged 2X exposure to the Target Portfolio will include a combination of the following:

(i)	swap agreements or option contracts on shares of one or more select U.S.-listed exchange traded products (“ETPs”) that either hold Crypto Assets directly (known as “spot” ETPs) or that seek exposure to Crypto Assets indirectly through investments in derivatives that reference the performance of Crypto Assets (collectively, “Crypto Asset ETPs”);
(ii)	swap agreements or option contracts on U.S. Dollar (“USD”) denominated indices or benchmarks that track the price of Crypto Assets;
(iii)	standardized, cash-settled Crypto Asset futures contracts traded on commodity exchanges registered with the U.S. Commodity Futures Trading Commission (“CFTC”) (“Crypto Asset Futures Contracts”); and
(iv)	direct investments in U.S.-listed Crypto Asset ETPs.

As of the date of this Prospectus, there are a limited number of Crypto Assets available which meet the Fund’s eligibility criteria and for which the Fund may seek to gain exposure through its Target Portfolio – namely Bitcoin, ether, Solana and Ripple. However, it is expected that in the near future, new Crypto Asset Futures Contracts will be approved for trading on CFTC-regulated commodity exchanges, and corresponding new Crypto Asset ETPs will commence trading on U.S. securities exchanges, thereby expanding the universe of Crypto Assets eligible for exposure within the Fund’s Target Portfolio. As additional Crypto Assets become available for which the Fund may seek to gain exposure in pursuit of its investment objective, this Prospectus will be supplemented to provide descriptions of such Crypto Assets and their associated principal investment risks.

The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day, generally 4:00 p.m. Eastern Time.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2X) the daily performance of the Target Portfolio, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund does not invest directly in any Crypto Asset, but instead seeks indirect exposure to the returns of Crypto Assets through investments in swaps, options, futures contracts, or in Crypto Asset ETPs as described above. Investors seeking direct exposure to the price of Crypto Assets should consider an investment other than the Fund.

Target Portfolio Selection

The Fund intends that the Target Portfolio gain exposure to up to 10 Crypto Assets, subject to availability, with exposure to each Crypto Asset in the Target Portfolio conditioned upon satisfaction of the following selection criteria:

(i)	the CFTC has approved the trading of Crypto Asset Futures Contracts for such Crypto Asset by one or more U.S. commodities exchanges, and active trading of such futures contracts has commenced;
(ii)	the U.S. Securities and Exchange Commission (“SEC”) has declared effective a registration statement for one or more Crypto Asset ETPs that either hold the Crypto Asset directly (spot ETPs) or that seek exposure indirectly to the Crypto Asset, and active trading of the shares of such Crypto Asset ETP(s) has commenced on a U.S. securities exchange; and
(iii)	the Crypto Asset is not a stablecoin (i.e., one designed to maintain a stable value relative to specific asset, such as the U.S. dollar) and is not a memecoin (i.e., one inspired by an internet meme, joke or pop culture phenomenon and which has not since evolved into one with genuine utility, real-world applications, and a sustainable ecosystem).

Among those eligible for exposure within the Fund’s Target Portfolio, the Fund will generally seek exposure to the largest Crypto Assets available (up to 10, subject to availability) ranked based on their market capitalization (or “market cap”), although no maximum or minimum market cap level is required. A Crypto Asset’s market cap is calculated by multiplying its current market price by the number of its tokens in circulation.

Exposure to each Crypto Asset within the Fund’s Target Portfolio is generally weighted relative to each Crypto Asset’s market cap, subject to a 50% limit. In applying the 50% market cap limit, the market cap of each Crypto Asset component of the portfolio is calculated, and summed to arrive at the total market cap value for all components. Each Crypto Asset’s percentage weight is determined by dividing its individual market cap by the total market cap value for all components. Exposure levels within the Target Portfolio are then allocated to each Crypto Asset based on its percentage weight. If a Crypto Asset’s market cap weight exceeds 50%, the excess is distributed proportionally to the other Crypto Asset portfolio components.

To maintain alignment with market price fluctuations and other market conditions impacting the value and exposure levels of Crypto Assets within the Target Portfolio, the Adviser will at least monthly rebalance the weightings assigned to Crypto Assets represented in the Target Portfolio. Each monthly rebalancing relates only to the composition and relative weightings among the Crypto Assets for which the Target Portfolio seeks exposure, but does not relate to how the Fund seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) the performance of the Target Portfolio. More specifically, the Target Portfolio represents a reference point (or construct) defining the relative market-cap-based weights among the Crypto Assets exposures represented in the portfolio. These weightings are reviewed and reset at least monthly to reflect updated market caps and eligibility criteria. Separately and independently, as described below, the Fund rebalances its derivatives exposure daily to seek approximately 200% of the Target Portfolio’s daily performance. To summarize, each monthly rebalance sets what the Fund is seeking to reference (i.e., the composition of the Target Portfolio exposures), whereas each daily adjustment (i.e., rebalancing) of derivatives exposure governs how much continuous leveraged exposure the Fund maintains to the Target Portfolio.

The Adviser may, at its discretion, make adjustments to the Target Portfolio at any time. These adjustments may include adding or removing exposure to a Crypto Asset based on developments or events deemed material by the Adviser, including potential regulatory uncertainty, insufficient liquidity, or governance or security risks negatively impacting the Crypto Asset. Additionally, if regulatory constraints arise from the Target Portfolio’s composition that prevent the Fund’s derivatives and other investments from achieving daily 2X returns, the Adviser may adjust the Target Portfolio to enhance the Fund’s ability to achieve its investment objective.

Each trading day, the Fund’s current portfolio holdings will be published on the Fund’s website at www.quantifyfunds.com.

Investments Employed to Achieve Daily 2X Exposure to the Target Portfolio

Crypto Asset Swaps. The Fund will utilize swap agreements, which are bilateral contracts in which the Fund agrees to exchange cash flows or returns with a counterparty based on the price performance of one or more referenced underlying Crypto Asset ETPs, or benchmarks or indices, as applicable over a specified period. Swap agreements may be entered into with financial institutions for periods ranging from one day to over a year. These agreements involve exchanging the return (or rate-of-return differentials) on the performance of a reference asset (i.e., one or more Crypto Asset ETPs, benchmarks or indices). The return to be exchanged is calculated with respect to a notional amount (the face value of the instrument), such as the return on or change in value of a specific dollar amount representing the underlying reference asset(s). The swap agreements the Fund may utilize will typically reset on a monthly basis or upon the occurrence of mutually agreed-upon conditions, such as when receivable or payable amounts reach predetermined thresholds relative to the principal. These resets effectively lock in the accumulated performance of the swap agreement up to that point. The Fund expects to invest in swaps using any of the following specific types of Crypto Asset related investments as reference assets.

○	Swaps on U.S.-listed Crypto Asset ETPs. Crypto Asset ETPs are exchange-traded products that that either hold a Crypto Asset directly (known as “spot” ETPs) or that seek exposure to a Crypto Asset indirectly through investments in Crypto Asset Futures Contracts or other types of derivatives that reference the performance of a Crypto Asset. Depending on their structure and investment strategy, certain Crypto Asset ETPs will not be registered under the 1940 Act and therefore will not provide investors with investor protections of the 1940 Act, whereas others may be registered under the 1940 Act.

○	Swaps on USD Crypto Asset Indices or Benchmarks. USD denominated indices or benchmarks that track the price of a Crypto Asset are based on trading data aggregated across multiple markets operated by crypto asset and futures contract exchanges.

Crypto Asset Options. The Fund, to the extent available, will utilize U.S. exchange-listed options contracts that reference an underlying Crypto Asset to achieve leveraged exposure. Exchange-listed options are standardized financial derivatives that give the Fund the right, but not the obligation, to buy or sell the asset or instrument underlying the option at a predetermined price within a specified timeframe. Such options may be short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying asset or instrument, offering immediate intrinsic value), to achieve or supplement its leveraged exposure. These options allow the Fund to dynamically adjust its leverage strategy based on market conditions, liquidity constraints, or pricing considerations for swaps. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective. To the extent available, the Fund will invest in options only on U.S. exchanges regulated by the CFTC.

Crypto Asset Futures Contracts. The Fund will buy standardized, cash-settled Crypto Asset futures contracts traded on commodity exchanges registered with the CFTC. The Fund may invest in Crypto Asset Futures Contracts of any expiration date traded on any CFTC-regulated commodity futures exchange, and will exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date (a process referred to as “rolling”). Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will sell the expiring contract at a relatively lower price and buy a longer- dated contract at a relatively higher price. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in backwardation, the Fund will sell the expiring contract at a relatively higher price and buy a longer-dated contract at a relatively lower price.

Direct Investments in Crypto Asset ETPs. The Fund may also invest directly in U.S.-listed Crypto Asset ETPs to achieve long exposure to Crypto Assets.

If the Fund is unable to obtain the necessary exposure through the above-described derivatives and other investments, or encounters other constraints (e.g., market or regulatory), the Fund may not always achieve investment results, before fees and expenses, that correspond to two times (2X) the daily performance of Fund’s Target Portfolio, and may return substantially less during such periods.

At the end of each day, the Fund’s derivatives and other investments are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure of approximately 200% to the aggregate performance of the Fund’s Target Portfolio.

For examples of a hypothetical investment in the Fund, see the prospectus section entitled “Additional Information About the Funds – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the volatility of the Target Portfolio; b) the performance of the Target Portfolio; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

Cayman Subsidiary

The Fund intends to gain 2X daily exposure to the performance of the Target Portfolio either through direct investments or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser and the Sub-Adviser (defined below). The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

The Subsidiary will generally invest in the types of investments, such as Crypto Asset Futures, that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments; however, the Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter-end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Collateral

The Fund will hold assets to serve as collateral for the Fund’s derivatives transactions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as short-term Treasury Bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements to help it meet its daily investment objective of seeking, before fees and expenses, twice (2x) the daily performance of the Target Portfolio. Entry into such agreements allows the Fund to maintain the desired level of leveraged exposure to the Target Portfolio and also maintain its tax status as a RIC on days in and around quarter-end. Reverse repurchase agreements are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

The Fund intends to qualify for treatment as a RIC under the Code. As a result, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it will use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund has adopted a policy to have, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, invested in securities or financial instruments designed to provide 2X the daily performance of a Target Portfolio providing exposure to the returns of a select group of Crypto Assets.

Due to the Fund’s investment strategy, the Fund may have economic exposure that is concentrated (i.e., more than 25% of its total assets) in an industry or group of industries, if any, assigned to one or more of the Crypto Assets comprising the Target Portfolio.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Target Portfolio over the same period. The Fund will lose money if the Target Portfolio’s performance is flat over time, and because of daily rebalancing, the volatility of the Target Portfolio and the effects of compounding, the Fund may lose money over time while the Target Portfolio’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

Information About Crypto Assets

As noted above, the Fund does not invest directly in any Crypto Asset. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of any Crypto Asset. Investors seeking direct exposure to the price of a Crypto Asset should consider an investment other than the Fund. However, certain Crypto Asset ETPs may invest directly or indirectly (e.g., via derivatives) in Crypto Assets.

The following sections provide an overview of the Crypto Assets currently eligible for the Fund to seek exposure to via Target Portfolio investments in swaps, options, futures contracts or Crypto Asset ETPs as described above.

Bitcoin

Bitcoin, the first and most well-known digital asset, operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Bitcoin represents a digital asset that functions as a medium of exchange utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. Its operation on a decentralized blockchain network ensures both transparency and immutability of records, without the need for a central authority. This innovative technology underpinning Bitcoin allows for peer-to-peer transactions and provides a framework for digital scarcity, making Bitcoin a unique investment commodity within the digital currency landscape. Although Bitcoin is called a crypto currency or digital currency, it is not presently accepted widely as payment.

Bitcoin Blockchain Description

The Bitcoin blockchain constitutes a decentralized, digital ledger technology that chronologically and publicly records all Bitcoin transactions. This technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, becomes irreversible and tamper-evident. The integrity, transparency, and security of the transactional data are maintained autonomously within the Bitcoin network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system.

The Relationship between Bitcoin and Bitcoin Blockchain

Bitcoin is a digital asset that operates on the Bitcoin blockchain, a decentralized and cryptographic ledger system. The Bitcoin blockchain underpins the entire Bitcoin network, providing a secure and transparent mechanism for recording Bitcoin transactions. Each Bitcoin transaction is verified by network participants and permanently recorded on the Bitcoin blockchain, ensuring the integrity and traceability of the digital asset. Thus, while Bitcoin serves as a medium of exchange or store of value, the Bitcoin blockchain acts as the immutable record-keeping system that facilitates and authenticates the circulation and ownership of Bitcoin. This symbiotic relationship ensures that Bitcoin operates in a trustless and decentralized manner, with the Bitcoin blockchain maintaining the currency’s history and scarcity.

Bitcoin and Bitcoin Blockchain Use Cases

Bitcoin and the Bitcoin blockchain serve as innovative financial instruments within the digital economy, offering multiple use cases. However, their adoption has been limited. Key applications include:

1.	Decentralized Transactions: Bitcoin facilitates peer-to-peer financial transactions globally without the need for intermediaries, reducing transaction costs and times. This feature makes it an attractive option for cross-border transfers and remittances. Bitcoin and the Bitcoin Blockchain were designed to be used as an alternative general purpose payment system and while bitcoin may be an attractive option for cross border transfers and remittances, it is presently not widely used as a means of payment.
2.	Store of Value: Due to its limited supply and decentralized nature, Bitcoin is perceived as a digital alternative to traditional stores of value like gold, potentially serving as a hedge against inflation and currency devaluation.
3.	Smart Contracts: While primarily associated with other blockchain platforms, the Bitcoin blockchain can execute smart contracts—self-executing contractual agreements with the terms directly written into code—thereby enabling automated and conditional transactions.
4.	Asset Tokenization: The Bitcoin blockchain provides a platform for tokenizing assets, converting rights to an asset into a digital token on the blockchain. This can include real estate, stocks, or other forms of assets, enhancing liquidity and market efficiency. At this time, this functionality is limited. Unlike the scripting language of blockchain platforms like Ethereum, the scripting language of the Bitcoin Blockchain is not Turing complete, and thus more limited in terms of the types of smart contracts it can support.
5.	Digital Identity Verification: Leveraging the security and immutability of the Bitcoin blockchain, companies can develop digital identity verification systems, enhancing privacy and reducing identity theft. At this time, this functionality is limited.

Ether

Ether is a digital asset which serves as the unit of account on an open-source, decentralized, peer-to-peer computer network. Ether may be used to pay for goods and services, stored for future use, or converted into a government-issued currency. As of the date of this Prospectus, the adoption of ether for these purposes has been limited. The value of ether is not backed by any government, corporation, or other identified body. The value of ether is determined in part by the supply of and demand for, ether in the markets for exchange that have been organized to facilitate the trading of ether. Ether is the second largest digital asset by market capitalization behind Bitcoin.

Ether is maintained on the decentralized, open source, peer-to-peer computer network (“Ethereum Network”). No single entity owns or operates the Ethereum Network. The Ethereum Network is accessed through software and governs the creation and movement of ether. The source code for the Ethereum Network is open-source, and anyone can contribute to its development.

Ethereum Network

The infrastructure of the Ethereum Network is collectively maintained by participants in the Ethereum Network, which includes validators, developers, and users. Validators validate transactions and are currently compensated for that service in ether, as determined by the Ethereum Protocol. Developers maintain and contribute updates to the Ethereum Network’s source code. Users access the Ethereum Network using open-source software. Anyone can be a user, developer, or validator.

Ether is maintained on a digital transaction ledger commonly known as a “blockchain.” A blockchain is a type of shared and continually reconciled database, stored in a decentralized manner on the computers of certain users of the digital asset and is protected by cryptography. The Ethereum blockchain contains a record and history for each ether transaction.

The Ethereum blockchain allows for the creation of decentralized applications that are supported by a transaction protocol referred to as “smart contracts,” which includes the cryptographic operations that verify and secure ether transactions. A smart contract operates by a pre-defined set of rules (i.e., “if/then statements”) that allows it to automatically execute code on the Ethereum Network. Such actions taken by the pre-defined set of rules are not necessarily contractual in nature but are intended to eliminate the need for a third party to carry out code execution on behalf of users, making the system decentralized, allowing decentralized application developers to create a wide range of applications. Requiring payment in Ether on the Ethereum Network incentivizes developers to write quality applications and increases the efficiency of the Ethereum Network because wasteful code costs more. It also ensures that the Ethereum Network remains economically viable by compensating people for their contributed computational resources.

Ethereum Protocol

The Ethereum Protocol is an open source project with no official company or group in control. Anyone can review the underlying code and suggest changes. Because there is no central authority, the release of updates to the Ethereum Protocol source code by developers does not guarantee that the updates will be automatically adopted by the other participants. Users and validators must accept any changes made to the source code by downloading the proposed modification and that modification is effective only with respect to those ether users and validators who choose to download it. As a practical matter, a modification to the source code becomes part of the Ethereum Network only if it is accepted by validators that collectively represent a supermajority (two-thirds) of the cumulative validations on the Ethereum blockchain.

If a modification is accepted by only a portion of users and validators, a division will occur such that one network will run the pre-modification source code and the other network will run the modified source code. Such a division is known as a “fork.”

New ether is created through “staking” of ether by validators. Validators are required to stake ether in order to perform validation activities and then, as a reward, earn newly created ether. Validation activities include verifying transactions, storing data, and adding to the Ethereum blockchain. Further, with its collective computing power on the distributed network, the Ethereum network provides the ability to execute peer-to-peer transactions to realize, via smart contracts, automatic, conditional transfer of value and information, including money, voting rights, and property.

Solana

Solana is a digital asset that is created and transmitted through the operations of the peer-to-peer “Solana Network,” a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the Solana Network, the infrastructure of which is collectively maintained by a decentralized user base. The Solana Network allows people to exchange tokens of value, called “SOL,” which are recorded on a public transaction ledger known as a blockchain. SOL can be used to pay for goods and services, including computational power on the Solana Network, or it can be converted to fiat currencies, such as the U.S. Dollar, at rates determined on digital asset exchanges or in individual end-user to end-user transactions under a barter system. The value of SOL is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate the trading of SOL.

Solana Network.

The Solana network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and vali- dation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the Solana Protocol (described below) and the software that enforces the Protocol and (3) users who choose which version of the Solana software to run. From time to time, the developers suggest changes to the Solana software. If a validator elects not to adopt the changes, or implements changes independently, a new digital asset operating on a modified version of the Solana software may be created. This is often referred to as a “fork.” The price of SOL may be negatively impacted by events culminating in forks. The Solana Network was designed to allow users to write and implement smart contracts – that is, general-purpose code that executes on every computer in the network and can instruct the transmission of information and value based on a sophisticated set of logical conditions. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than SOL on the Solana Network. Smart contract operations are executed on the Solana Blockchain in exchange for payment of SOL. Similar to the Ethereum network, the Solana Network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.

Solana Protocol.

The Solana Protocol introduced the Proof-of-History (“PoH”) time-stamping mechanism. PoH automatically orders on-chain transactions by creating a historical record that proves an event has occurred at a specific moment in time. PoH is intended to provide a transaction processing speed and capacity advantage over other blockchain networks like Bitcoin and Ethereum, which rely on sequential production of blocks and can lead to delays caused by validator confirmations. In addition to the PoH mechanism, the Solana Network uses a proof-of-stake (“PoS”) consensus mechanism to incentivize SOL holders to validate transactions. Unlike proof-of-work, in which miners expend computational resources to compete to validate transactions and are rewarded coins in proportion to the amount of computational resources expended, in PoS, validators risk or “stake” coins to compete to be randomly selected to validate transactions and are rewarded coins in proportion to the amount of coins staked. Any malicious activity, such as disagreeing with the eventual consensus or otherwise violating protocol rules, results in the forfeiture or “slashing” of a portion of the staked coins. PoS is viewed as more energy efficient and scalable than proof-of-work and is sometimes referred to as “virtual mining.”

Solana Foundation

The Solana Protocol was first conceived by Anatoly Yakovenko in a 2017 whitepaper. Development of the Solana Network is overseen by the Solana Foundation, a Swiss non-profit organization, and Solana Labs, Inc. (the “Company”), a Delaware corporation, which administered the original network launch and token distribution. Although the Company and the Solana Foundation continue to exert significant influence over the direction of the development of SOL, the Solana Network is decentralized and does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of SOL.

Ripple

Ripple, also referred to as “XRP,” is a digital asset which serves as the unit of account on an open-source, decentralized, peer-to-peer computer ledger, known as the “XRP Ledger.” XRP may be used to pay for goods and services, stored for future use, or converted to a government-issued currency. The XRP Ledger focuses on transaction utility, seeking to provide fast, low-cost cross-border payments. It is designed to be a global real-time payment and settlement system, improving the speed of value transfer and reducing the fees and delays typically seen in traditional interbank payment systems. As of the date of this Prospectus, the adoption of XRP for these purposes has been limited. The value of XRP is not backed by any government, corporation, or other identified body. The value of XRP is determined in part by the supply and demand for XRP in the markets for exchange that have been organized to facilitate the trading of XRP. New XRP is not created through staking (i.e., earning tokens in return for validating transactions) or mining new tokens. Instead, all XRP was created at the inception of the XRP Ledger, and the supply of XRP is limited by design to 100 billion tokens (with over 59 billion in circulation as of the date of this Prospectus). XRP is maintained on the decentralized, open source, peer-to-peer XRP Ledger. No single entity owns or operates the XRP Ledger. The XRP Ledger is accessed through software and governs XRP’s creation and movement. The source code for the XRP Ledger, known as the “XRP Protocol,” is open-source, and anyone can contribute to its development.

XRP Ledger and XRP Protocol

The infrastructure of the XRP Ledger is collectively maintained by various participants in the XRP Ledger, which include validators (those who validate ledger transactions), developers (those who maintain and contribute updates to the ledger), and users (those who access the ledger using open-source software). Anyone can be a validator, developer or user. The XRP Ledger is a digital transaction ledger commonly known as a “blockchain.” A blockchain is a type of shared and continually reconciled database, stored in a decentralized manner on the computers of certain users of the digital asset and protected by cryptography. The XRP Ledger, operating as XRP’s blockchain, contains a record and history for every XRP transaction. Validators use specialized computer software and hardware to verify transactions and add to the XRP Ledger. A new block is then confirmed through acceptance by designated validators who maintain versions of the blockchain on their individual computers.

The XRP protocol is an open source project with no single official company or group owning, operating or controlling it or the XRP Ledger. Anyone can review the underlying code and suggest changes, although Ripples Labs, a Delaware corporation, initially created and developed XRP and the XRP Ledger. As such, it regularly contributes to XRP software and developers at Ripple Labs are able to access, and can alter, the XRP Ledger source code. As a result, Ripple Labs is responsible for quasi-official releases of updates and other changes to the XRP Ledger’s source code.

XRP Ledger Foundation.

The XRP Ledger Foundation is an independent organization established to support the development and adoption of the XRP Ledger. It is also influential in the development and governance of the XRP Ledger. While Ripple Labs is a key contributor to the XRP Ledger Foundation, the foundation aims to maintain the ledger as open and decentralized, promoting transparency and inclusivity in its governance and development. As an open-source project, the XRP Ledger also has contributions from independent developers and other entities interested in its success. These community contributors can propose changes, submit pull requests, and report issues on the XRP Ledger’s GitHub repository.

Operation of the XRP Ledger

A network of independent nodes validates transactions on the XRP Ledger using a consensus-based algorithm, known as the Ripple Protocol Consensus Algorithm (“RPCA”). The RPCA relies on trusted validators to operate a network of independent validator nodes that validate transactions on the XRP Ledger. These nodes do not mine new blocks or tokens, but instead, participate in a consensus process to seek to ensure that transactions are valid and correctly ordered on the ledger. Any node can act as a validator, but for practical purposes, the XRP Ledger depends on a trusted set of validators known as the Unique Node List (the “UNL”). Validators can be individuals, institutions, or organizations, and they seek to ensure the integrity and accuracy of the ledger. Each node maintains a UNL, which is a list of other validators that the node trusts. Users and validators must accept any changes made to the source code by downloading the proposed modification and then such modification is effective only with respect to those XRP users and validators who choose to download it. As a practical matter, a modification to the source code becomes part of the XRP Ledger only if it is accepted by participants that collectively have a majority of the processing power on the XRP Ledger. If a modification is accepted by only a percentage of users and validators, a division will occur such that one network will run the pre-modification source code and the other network will run the modified source code. Such a division is known as a “fork.” The value of XRP, and in turn the value of the Fund, may be negatively impacted in the event of a fork.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, invested in securities or financial instruments designed to provide 2X the daily performance of a Target Portfolio providing exposure to the returns of a select group of Crypto Assets.
Quantify 2X Daily Alt Season Crypto ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) the performance of the Target Portfolio providing exposure initially to the returns of the following crypto assets: ether, Solana and Ripple (each individually a “Crypto Asset” and collectively, the “Crypto Assets”). The investments employed by the Fund to achieve daily leveraged 2X exposure to the Target Portfolio will include a combination of the following:

(i)	swap agreements or option contracts on shares of one or more select U.S.-listed exchange traded products (“ETPs”) that either hold Crypto Assets directly (known as “spot” ETPs) or that seek exposure to Crypto Assets indirectly through investments in derivatives that reference the performance of Crypto Assets (collectively, “Crypto Asset ETPs”);
(ii)	swap agreements or option contracts on U.S. Dollar (“USD”) denominated indices or benchmarks that track the price of Crypto Assets;

(iii)	standardized, cash-settled Crypto Asset futures contracts traded on commodity exchanges registered with the U.S. Commodity Futures Trading Commission (“CFTC”) (“Crypto Asset Futures Contracts”); and

(iv)	direct investments in U.S.-listed Crypto Asset ETPs.

As of the date of this Prospectus, there are a limited number of Crypto Assets available which meet the Fund’s eligibility criteria and for which the Fund may seek to gain exposure through its Target Portfolio – namely ether, Solana and Ripple. However, it is expected that in the near future, new Crypto Asset Futures Contracts will be approved for trading on CFTC-regulated commodity exchanges, and corresponding new Crypto Asset ETPs will commence trading on U.S. securities exchanges, thereby expanding the universe of Crypto Assets eligible for exposure within the Fund’s Target Portfolio. As additional Crypto Assets become available for which the Fund may seek to gain exposure in pursuit of its investment objective, this Prospectus will be supplemented to provide descriptions of such Crypto Assets and their associated principal investment risks.

The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day, generally 4:00 p.m. Eastern Time.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2X) the daily performance of the Target Portfolio, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund does not invest directly in any Crypto Asset, but instead seeks indirect exposure to the returns of Crypto Assets through investments in swaps, options, futures contracts, or in Crypto Asset ETPs as described above. Investors seeking direct exposure to the price of Crypto Assets should consider an investment other than the Fund.

Target Portfolio Selection

The Fund intends that the Target Portfolio gain exposure to up to 10 Crypto Assets, subject to availability, with exposure to each Crypto Asset in the Target Portfolio conditioned upon satisfaction of the following selection criteria:

(i)	the CFTC has approved the trading of Crypto Asset Futures Contracts for such Crypto Asset by one or more U.S. commodities exchanges, and active trading of such futures contracts has commenced;
(ii)	the U.S. Securities and Exchange Commission (“SEC”) has declared effective a registration statement for one or more Crypto Asset ETPs that either hold the Crypto Asset directly (spot ETPs) or that seek exposure indirectly to the Crypto Asset, and active trading of the shares of such Crypto Asset ETP(s) has commenced on a U.S. securities exchange;
(iii)	the Crypto Asset is not a stablecoin (i.e., one designed to maintain a stable value relative to specific asset, such as the U.S. dollar) and is not a memecoin (i.e., one inspired by an internet meme, joke or pop culture phenomenon and which has not since evolved into one with genuine utility, real-world applications, and a sustainable ecosystem); and
(iv)	the Crypto Asset is not Bitcoin (i.e., the Target Portfolio will exclude exposure to Bitcoin).

“Alt” season relates to the Fund’s exclusion of Bitcoin from the Target Portfolio. “Altcoin” – a term referring to any Crypto Asset that is not Bitcoin – generally describes the many Crypto Assets that emerged after Bitcoin which offer alternative uses, different consensus methods or other unique features distinguishing them from Bitcoin. Alt season (short for altcoin season) refers to periods during which a significant number of altcoins outperform Bitcoin in terms of price gains, typically following major Bitcoin price surges. Alt seasons are not formally announced events, but are observed by comparison of Bitcoin’s price performance to that of other Crypto Assets (i.e., altcoins) over time. The Target Portfolio’s daily exposure to Crypto Assets other than Bitcoin may potentially outperform Bitcoin’s price performance during an alt season, assuming the price performance patterns underpinning past occurrences of alt seasons continue to persist. However, periods characterized as alt seasons have also been associated with increased trading activity and high volatility, posing both opportunities and risks of loss to the Fund.

Among those eligible for exposure within the Fund’s Target Portfolio, the Fund will generally seek exposure to the largest Crypto Assets available (up to 10, subject to availability) ranked based on their market capitalization (or “market cap”), although no maximum or minimum market cap level is required. A Crypto Asset’s market cap is calculated by multiplying its current market price by the number of its tokens in circulation.

Exposure to each Crypto Asset within the Fund’s Target Portfolio is generally weighted relative to each Crypto Asset’s market cap, subject to a 50% limit. In applying the 50% market cap limit, the market cap of each Crypto Asset component of the portfolio is calculated, and summed to arrive at the total market cap value for all components. Each Crypto Asset’s percentage weight is determined by dividing its individual market cap by the total market cap value for all components. Exposure levels within the Target Portfolio are then allocated to each Crypto Asset based on its percentage weight. If a Crypto Asset’s market cap weight exceeds 50%, the excess is distributed proportionally to the other Crypto Asset portfolio components.

To maintain alignment with market price fluctuations and other market conditions impacting the value and exposure levels of Crypto Assets within the Target Portfolio, the Adviser will at least monthly rebalance the weightings assigned to Crypto Assets represented in the Target Portfolio. Each monthly rebalancing relates only to the composition and relative weightings among the Crypto Assets for which the Target Portfolio seeks exposure, but does not relate to how the Fund seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) the performance of the Target Portfolio. More specifically, the Target Portfolio represents a reference point (or construct) defining the relative market-cap-based weights among the Crypto Assets exposures represented in the portfolio. These weightings are reviewed and reset at least monthly to reflect updated market caps and eligibility criteria. Separately and independently, as described below, the Fund rebalances its derivatives exposure daily to seek approximately 200% of the Target Portfolio’s daily performance. To summarize, each monthly rebalance sets what the Fund is seeking to reference (i.e., the composition of the Target Portfolio exposures), whereas each daily adjustment (i.e., rebalancing) of derivatives exposure governs how much continuous leveraged exposure the Fund maintains to the Target Portfolio.

The Adviser may, at its discretion, make adjustments to the Target Portfolio at any time. These adjustments may include adding or removing exposure to a Crypto Asset based on developments or events deemed material by the Adviser, including potential regulatory uncertainty, insufficient liquidity, or governance or security risks negatively impacting the Crypto Asset. Additionally, if regulatory constraints arise from the Target Portfolio’s composition that prevent the Fund’s derivatives and other investments from achieving daily 2X returns, the Adviser may adjust the Target Portfolio to enhance the Fund’s ability to achieve its investment objective.

Each trading day, the Fund’s current portfolio holdings will be published on the Fund’s website at www.quantifyfunds.com.

Investments Employed to Achieve Daily 2X Exposure to the Target Portfolio

Crypto Asset Swaps. The Fund will utilize swap agreements, which are bilateral contracts in which the Fund agrees to exchange cash flows or returns with a counterparty based on the price performance of one or more referenced underlying Crypto Asset ETPs, or benchmarks or indices, as applicable over a specified period. Swap agreements may be entered into with financial institutions for periods ranging from one day to over a year. These agreements involve exchanging the return (or rate-of-return differentials) on the performance of a reference asset (i.e., one or more Crypto Asset ETPs, benchmarks or indices). The return to be exchanged is calculated with respect to a notional amount (the face value of the instrument), such as the return on or change in value of a specific dollar amount representing the underlying reference asset(s). The swap agreements the Fund may utilize will typically reset on a monthly basis or upon the occurrence of mutually agreed-upon conditions, such as when receivable or payable amounts reach predetermined thresholds relative to the principal. These resets effectively lock in the accumulated performance of the swap agreement up to that point. The Fund expects to invest in swaps using any of the following specific types of Crypto Asset related investments as reference assets.

○	Swaps on U.S.-listed Crypto Asset ETPs. Crypto Asset ETPs are exchange-traded products that that either hold a Crypto Asset directly (known as “spot” ETPs) or that seek exposure to a Crypto Asset indirectly through investments in Crypto Asset Futures Contracts or other types of derivatives that reference the performance of a Crypto Asset. Depending on their structure and investment strategy, certain Crypto Asset ETPs will not be registered under the 1940 Act and therefore will not provide investors with investor protections of the 1940 Act, whereas others may be registered under the 1940 Act.

○	Swaps on USD Crypto Asset Indices or Benchmarks. USD denominated indices or benchmarks that track the price of a Crypto Asset are based on trading data aggregated across multiple markets operated by crypto asset and futures contract exchanges.

Crypto Asset Options. The Fund, to the extent available, will utilize U.S. exchange-listed options contracts that reference an underlying Crypto Asset to achieve leveraged exposure. Exchange-listed options are standardized financial derivatives that give the Fund the right, but not the obligation, to buy or sell the asset or instrument underlying the option at a predetermined price within a specified timeframe. Such options may be short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying asset or instrument, offering immediate intrinsic value), to achieve or supplement its leveraged exposure. These options allow the Fund to dynamically adjust its leverage strategy based on market conditions, liquidity constraints, or pricing considerations for swaps. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective. To the extent available, the Fund will invest in options only on U.S. exchanges regulated by the CFTC.

Crypto Asset Futures Contracts. The Fund will buy standardized, cash-settled Crypto Asset futures contracts traded on commodity exchanges registered with the CFTC. The Fund may invest in Crypto Asset Futures Contracts of any expiration date traded on any CFTC-regulated commodity futures exchange, and will exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date (a process referred to as “rolling”). Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will sell the expiring contract at a relatively lower price and buy a longer- dated contract at a relatively higher price. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in backwardation, the Fund will sell the expiring contract at a relatively higher price and buy a longer-dated contract at a relatively lower price.

Direct Investments in Crypto Asset ETPs. The Fund may also invest directly in U.S.-listed Crypto Asset ETPs to achieve long exposure to Crypto Assets.

If the Fund is unable to obtain the necessary exposure through the above-described derivatives and other investments, or encounters other constraints (e.g., market or regulatory), the Fund may not always achieve investment results, before fees and expenses, that correspond to two times (2X) the daily performance of Fund’s Target Portfolio, and may return substantially less during such periods.

At the end of each day, the Fund’s derivatives and other investments are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure of approximately 200% to the aggregate performance of the Fund’s Target Portfolio.

For examples of a hypothetical investment in the Fund, see the prospectus section entitled “Additional Information About the Funds – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the volatility of the Target Portfolio; b) the performance of the Target Portfolio; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

Cayman Subsidiary

The Fund intends to gain 2X daily exposure to the performance of the Target Portfolio either through direct investments or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser and the Sub-Adviser (defined below). The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

The Subsidiary will generally invest in the types of investments, such as Crypto Asset Futures, that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments; however, the Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter-end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Collateral

The Fund will hold assets to serve as collateral for the Fund’s derivatives transactions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as short-term Treasury Bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements to help it meet its daily investment objective of seeking, before fees and expenses, twice (2x) the daily performance of the Target Portfolio. Entry into such agreements allows the Fund to maintain the desired level of leveraged exposure to the Target Portfolio and also maintain its tax status as a RIC on days in and around quarter-end. Reverse repurchase agreements are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

The Fund intends to qualify for treatment as a RIC under the Code. As a result, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it will use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund has adopted a policy to have, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, invested in securities or financial instruments designed to provide 2X the daily performance of a Target Portfolio providing exposure to the returns of a select group of Crypto Assets.

Due to the Fund’s investment strategy, the Fund may have economic exposure that is concentrated (i.e., more than 25% of its total assets) in an industry or group of industries, if any, assigned to one or more of the Crypto Assets comprising the Target Portfolio.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Target Portfolio over the same period. The Fund will lose money if the Target Portfolio’s performance is flat over time, and because of daily rebalancing, the volatility of the Target Portfolio and the effects of compounding, the Fund may lose money over time while the Target Portfolio’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

Information About Crypto Assets

As noted above, the Fund does not invest directly in any Crypto Asset. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of any Crypto Asset. Investors seeking direct exposure to the price of a Crypto Asset should consider an investment other than the Fund. However, certain Crypto Asset ETPs may invest directly or indirectly (e.g., via derivatives) in Crypto Assets.

The following sections provide an overview of the Crypto Assets currently eligible for the Fund to seek exposure to via Target Portfolio investments in swaps, options, futures contracts or Crypto Asset ETPs as described above.

Ether

Ether is a digital asset which serves as the unit of account on an open-source, decentralized, peer-to-peer computer network. Ether may be used to pay for goods and services, stored for future use, or converted into a government-issued currency. As of the date of this Prospectus, the adoption of ether for these purposes has been limited. The value of ether is not backed by any government, corporation, or other identified body. The value of ether is determined in part by the supply of and demand for, ether in the markets for exchange that have been organized to facilitate the trading of ether. Ether is the second largest digital asset by market capitalization behind Bitcoin.

Ether is maintained on the decentralized, open source, peer-to-peer computer network (“Ethereum Network”). No single entity owns or operates the Ethereum Network. The Ethereum Network is accessed through software and governs the creation and movement of ether. The source code for the Ethereum Network is open-source, and anyone can contribute to its development.

Ethereum Network

The infrastructure of the Ethereum Network is collectively maintained by participants in the Ethereum Network, which includes validators, developers, and users. Validators validate transactions and are currently compensated for that service in ether, as determined by the Ethereum Protocol. Developers maintain and contribute updates to the Ethereum Network’s source code. Users access the Ethereum Network using open-source software. Anyone can be a user, developer, or validator.

Ether is maintained on a digital transaction ledger commonly known as a “blockchain.” A blockchain is a type of shared and continually reconciled database, stored in a decentralized manner on the computers of certain users of the digital asset and is protected by cryptography. The Ethereum blockchain contains a record and history for each ether transaction.

The Ethereum blockchain allows for the creation of decentralized applications that are supported by a transaction protocol referred to as “smart contracts,” which includes the cryptographic operations that verify and secure ether transactions. A smart contract operates by a pre-defined set of rules (i.e., “if/then statements”) that allows it to automatically execute code on the Ethereum Network. Such actions taken by the pre-defined set of rules are not necessarily contractual in nature but are intended to eliminate the need for a third party to carry out code execution on behalf of users, making the system decentralized, allowing decentralized application developers to create a wide range of applications. Requiring payment in Ether on the Ethereum Network incentivizes developers to write quality applications and increases the efficiency of the Ethereum Network because wasteful code costs more. It also ensures that the Ethereum Network remains economically viable by compensating people for their contributed computational resources.

Ethereum Protocol

The Ethereum Protocol is an open source project with no official company or group in control. Anyone can review the underlying code and suggest changes. Because there is no central authority, the release of updates to the Ethereum Protocol source code by developers does not guarantee that the updates will be automatically adopted by the other participants. Users and validators must accept any changes made to the source code by downloading the proposed modification and that modification is effective only with respect to those ether users and validators who choose to download it. As a practical matter, a modification to the source code becomes part of the Ethereum Network only if it is accepted by validators that collectively represent a supermajority (two-thirds) of the cumulative validations on the Ethereum blockchain.

If a modification is accepted by only a portion of users and validators, a division will occur such that one network will run the pre-modification source code and the other network will run the modified source code. Such a division is known as a “fork.”

New ether is created through “staking” of ether by validators. Validators are required to stake ether in order to perform validation activities and then, as a reward, earn newly created ether. Validation activities include verifying transactions, storing data, and adding to the Ethereum blockchain. Further, with its collective computing power on the distributed network, the Ethereum network provides the ability to execute peer-to-peer transactions to realize, via smart contracts, automatic, conditional transfer of value and information, including money, voting rights, and property.

Solana

Solana is a digital asset that is created and transmitted through the operations of the peer-to-peer “Solana Network,” a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the Solana Network, the infrastructure of which is collectively maintained by a decentralized user base. The Solana Network allows people to exchange tokens of value, called “SOL,” which are recorded on a public transaction ledger known as a blockchain. SOL can be used to pay for goods and services, including computational power on the Solana Network, or it can be converted to fiat currencies, such as the U.S. Dollar, at rates determined on digital asset exchanges or in individual end-user to end-user transactions under a barter system. The value of SOL is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate the trading of SOL.

Solana Network.

The Solana network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and vali- dation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the Solana Protocol (described below) and the software that enforces the Protocol and (3) users who choose which version of the Solana software to run. From time to time, the developers suggest changes to the Solana software. If a validator elects not to adopt the changes, or implements changes independently, a new digital asset operating on a modified version of the Solana software may be created. This is often referred to as a “fork.” The price of SOL may be negatively impacted by events culminating in forks. The Solana Network was designed to allow users to write and implement smart contracts – that is, general-purpose code that executes on every computer in the network and can instruct the transmission of information and value based on a sophisticated set of logical conditions. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than SOL on the Solana Network. Smart contract operations are executed on the Solana Blockchain in exchange for payment of SOL. Similar to the Ethereum network, the Solana Network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.

Solana Protocol.

The Solana Protocol introduced the Proof-of-History (“PoH”) time-stamping mechanism. PoH automatically orders on-chain transactions by creating a historical record that proves an event has occurred at a specific moment in time. PoH is intended to provide a transaction processing speed and capacity advantage over other blockchain networks like Bitcoin and Ethereum, which rely on sequential production of blocks and can lead to delays caused by validator confirmations. In addition to the PoH mechanism, the Solana Network uses a proof-of-stake (“PoS”) consensus mechanism to incentivize SOL holders to validate transactions. Unlike proof-of-work, in which miners expend computational resources to compete to validate transactions and are rewarded coins in proportion to the amount of computational resources expended, in PoS, validators risk or “stake” coins to compete to be randomly selected to validate transactions and are rewarded coins in proportion to the amount of coins staked. Any malicious activity, such as disagreeing with the eventual consensus or otherwise violating protocol rules, results in the forfeiture or “slashing” of a portion of the staked coins. PoS is viewed as more energy efficient and scalable than proof-of-work and is sometimes referred to as “virtual mining.”

Solana Foundation

The Solana Protocol was first conceived by Anatoly Yakovenko in a 2017 whitepaper. Development of the Solana Network is overseen by the Solana Foundation, a Swiss non-profit organization, and Solana Labs, Inc. (the “Company”), a Delaware corporation, which administered the original network launch and token distribution. Although the Company and the Solana Foundation continue to exert significant influence over the direction of the development of SOL, the Solana Network is decentralized and does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of SOL.

Ripple

Ripple, also referred to as “XRP,” is a digital asset which serves as the unit of account on an open-source, decentralized, peer-to-peer computer ledger, known as the “XRP Ledger.” XRP may be used to pay for goods and services, stored for future use, or converted to a government-issued currency. The XRP Ledger focuses on transaction utility, seeking to provide fast, low-cost cross-border payments. It is designed to be a global real-time payment and settlement system, improving the speed of value transfer and reducing the fees and delays typically seen in traditional interbank payment systems. As of the date of this Prospectus, the adoption of XRP for these purposes has been limited. The value of XRP is not backed by any government, corporation, or other identified body. The value of XRP is determined in part by the supply and demand for XRP in the markets for exchange that have been organized to facilitate the trading of XRP. New XRP is not created through staking (i.e., earning tokens in return for validating transactions) or mining new tokens. Instead, all XRP was created at the inception of the XRP Ledger, and the supply of XRP is limited by design to 100 billion tokens (with over 59 billion in circulation as of the date of this Prospectus). XRP is maintained on the decentralized, open source, peer-to-peer XRP Ledger. No single entity owns or operates the XRP Ledger. The XRP Ledger is accessed through software and governs XRP’s creation and movement. The source code for the XRP Ledger, known as the “XRP Protocol,” is open-source, and anyone can contribute to its development.

XRP Ledger and XRP Protocol

The infrastructure of the XRP Ledger is collectively maintained by various participants in the XRP Ledger, which include validators (those who validate ledger transactions), developers (those who maintain and contribute updates to the ledger), and users (those who access the ledger using open-source software). Anyone can be a validator, developer or user. The XRP Ledger is a digital transaction ledger commonly known as a “blockchain.” A blockchain is a type of shared and continually reconciled database, stored in a decentralized manner on the computers of certain users of the digital asset and protected by cryptography. The XRP Ledger, operating as XRP’s blockchain, contains a record and history for every XRP transaction. Validators use specialized computer software and hardware to verify transactions and add to the XRP Ledger. A new block is then confirmed through acceptance by designated validators who maintain versions of the blockchain on their individual computers.

The XRP protocol is an open source project with no single official company or group owning, operating or controlling it or the XRP Ledger. Anyone can review the underlying code and suggest changes, although Ripples Labs, a Delaware corporation, initially created and developed XRP and the XRP Ledger. As such, it regularly contributes to XRP software and developers at Ripple Labs are able to access, and can alter, the XRP Ledger source code. As a result, Ripple Labs is responsible for quasi-official releases of updates and other changes to the XRP Ledger’s source code.

XRP Ledger Foundation.

The XRP Ledger Foundation is an independent organization established to support the development and adoption of the XRP Ledger. It is also influential in the development and governance of the XRP Ledger. While Ripple Labs is a key contributor to the XRP Ledger Foundation, the foundation aims to maintain the ledger as open and decentralized, promoting transparency and inclusivity in its governance and development. As an open-source project, the XRP Ledger also has contributions from independent developers and other entities interested in its success. These community contributors can propose changes, submit pull requests, and report issues on the XRP Ledger’s GitHub repository.

Operation of the XRP Ledger

A network of independent nodes validates transactions on the XRP Ledger using a consensus-based algorithm, known as the Ripple Protocol Consensus Algorithm (“RPCA”). The RPCA relies on trusted validators to operate a network of independent validator nodes that validate transactions on the XRP Ledger. These nodes do not mine new blocks or tokens, but instead, participate in a consensus process to seek to ensure that transactions are valid and correctly ordered on the ledger. Any node can act as a validator, but for practical purposes, the XRP Ledger depends on a trusted set of validators known as the Unique Node List (the “UNL”). Validators can be individuals, institutions, or organizations, and they seek to ensure the integrity and accuracy of the ledger. Each node maintains a UNL, which is a list of other validators that the node trusts. Users and validators must accept any changes made to the source code by downloading the proposed modification and then such modification is effective only with respect to those XRP users and validators who choose to download it. As a practical matter, a modification to the source code becomes part of the XRP Ledger only if it is accepted by participants that collectively have a majority of the processing power on the XRP Ledger. If a modification is accepted by only a percentage of users and validators, a division will occur such that one network will run the pre-modification source code and the other network will run the modified source code. Such a division is known as a “fork.” The value of XRP, and in turn the value of the Fund, may be negatively impacted in the event of a fork.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, invested in securities or financial instruments designed to provide 2X the daily performance of a Target Portfolio providing exposure to the returns of a select group of Crypto Assets.
Quantify 2X Daily AltAlt Season Crypto ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) the performance of the Target Portfolio providing exposure initially to the returns of the following crypto assets: Solana and Ripple (each individually a “Crypto Asset” and collectively, the “Crypto Assets”). The investments employed by the Fund to achieve daily leveraged 2X exposure to the Target Portfolio will include a combination of the following:

(i)	swap agreements or option contracts on shares of one or more select U.S.-listed exchange traded products (“ETPs”) that either hold Crypto Assets directly (known as “spot” ETPs) or that seek exposure to Crypto Assets indirectly through investments in derivatives that reference the performance of Crypto Assets (collectively, “Crypto Asset ETPs”);
(ii)	swap agreements or option contracts on U.S. Dollar (“USD”) denominated indices or benchmarks that track the price of Crypto Assets;
(iii)	standardized, cash-settled Crypto Asset futures contracts traded on commodity exchanges registered with the U.S. Commodity Futures Trading Commission (“CFTC”) (“Crypto Asset Futures Contracts”); and
(iv)	direct investments in U.S.-listed Crypto Asset ETPs.

As of the date of this Prospectus, there are a limited number of Crypto Assets available which meet the Fund’s eligibility criteria and for which the Fund may seek to gain exposure through its Target Portfolio – namely Solana and Ripple. However, it is expected that in the near future, new Crypto Asset Futures Contracts will be approved for trading on CFTC-regulated commodity exchanges, and corresponding new Crypto Asset ETPs will commence trading on U.S. securities exchanges, thereby expanding the universe of Crypto Assets eligible for exposure within the Fund’s Target Portfolio. As additional Crypto Assets become available for which the Fund may seek to gain exposure in pursuit of its investment objective, this Prospectus will be supplemented to provide descriptions of such Crypto Assets and their associated principal investment risks.

The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day, generally 4:00 p.m. Eastern Time.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve investment results, before fees and expenses, that correspond to two times (2X) the daily performance of the Target Portfolio, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended target, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund does not invest directly in any Crypto Asset, but instead seeks indirect exposure to the returns of Crypto Assets through investments in swaps, options, futures contracts, or in Crypto Asset ETPs as described above Investors seeking direct exposure to the price of Crypto Assets should consider an investment other than the Fund.

Target Portfolio Selection

The Fund intends that the Target Portfolio gain exposure to up to 10 Crypto Assets, subject to availability, with exposure to each Crypto Asset in the Target Portfolio conditioned upon satisfaction of the following selection criteria:

(i)	the CFTC has approved the trading of Crypto Asset Futures Contracts for such Crypto Asset by one or more U.S. commodities exchanges, and active trading of such futures contracts has commenced;
(ii)	the U.S. Securities and Exchange Commission (“SEC”) has declared effective a registration statement for one or more Crypto Asset ETPs that either hold the Crypto Asset directly (spot ETPs) or that seek exposure indirectly to the Crypto Asset, and active trading of the shares of such Crypto Asset ETP(s) has commenced on a U.S. securities exchange;
(iii)	the Crypto Asset is not a stablecoin (i.e., one designed to maintain a stable value relative to specific asset, such as the U.S. dollar) and is not a memecoin (i.e., one inspired by an internet meme, joke or pop culture phenomenon and which has not since evolved into one with genuine utility, real-world applications, and a sustainable ecosystem); and
(iv)	the Crypto Asset is neither Bitcoin nor ether (i.e., the Target Portfolio will exclude exposure to Bitcoin and ether).

“Alt alt” season relates to the Fund’s exclusion of both Bitcoin and ether from the Target Portfolio. “Altcoin” – a term referring to any Crypto Asset that is not Bitcoin – generally describes the many Crypto Assets that emerged after Bitcoin which offer alternative uses, different consensus methods or other unique features distinguishing them from Bitcoin. “Alt” season (short for altcoin season) refers to periods during which a significant number of altcoins outperform Bitcoin in terms of price gains, typically following major Bitcoin price surges. Alt seasons are not formally announced events, but are observed by comparison of Bitcoin’s price performance to that of other Crypto Assets (i.e., altcoins) over time.

An “alt alt” season generally refers to a period in which different categories of lower-capitalization altcoins experience their own significant price surges. For example, during an “alt” season, market activity shifts from Bitcoin to larger-cap altcoins (e.g., ether, Solana or Ripple), then to mid-cap altcoins, and finally, to small-cap altcoins. Periods during which this “trickle-down” effect of capital moving from larger- to smaller-cap altcoins are known as “alt alt” seasons. By limiting the Target Portfolio’s daily exposure to Crypto Assets other than Bitcoin and ether (currently the two largest Crypto Assets by market capitalization), the Fund may potentially outperform during an alt alt season, assuming the price performance patterns underpinning past occurrences of alt alt seasons continue to persist. However, periods characterized as alt alt seasons have also been associated with increased trading activity and high volatility, posing both opportunities and risks of loss to the Fund.

Among those eligible for exposure within the Fund’s Target Portfolio, the Fund will generally seek exposure to the largest Crypto Assets available (up to 10, subject to availability) ranked based on their market capitalization (or “market cap”), although no maximum or minimum market cap level is required. A Crypto Asset’s market cap is calculated by multiplying its current market price by the number of its tokens in circulation.

Exposure to each Crypto Asset within the Fund’s Target Portfolio is generally weighted relative to each Crypto Asset’s market cap, subject to a 50% limit. In applying the 50% market cap limit, the market cap of each Crypto Asset component of the portfolio is calculated, and summed to arrive at the total market cap value for all components. Each Crypto Asset’s percentage weight is determined by dividing its individual market cap by the total market cap value for all components. Exposure levels within the Target Portfolio are then allocated to each Crypto Asset based on its percentage weight. If a Crypto Asset’s market cap weight exceeds 50%, the excess is distributed proportionally to the other Crypto Asset portfolio components.

To maintain alignment with market price fluctuations and other market conditions impacting the value and exposure levels of Crypto Assets within the Target Portfolio, the Adviser will at least monthly rebalance the weightings assigned to Crypto Assets represented in the Target Portfolio. Each monthly rebalancing relates only to the composition and relative weightings among the Crypto Assets for which the Target Portfolio seeks exposure, but does not relate to how the Fund seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) the performance of the Target Portfolio. More specifically, the Target Portfolio represents a reference point (or construct) defining the relative market-cap-based weights among the Crypto Assets exposures represented in the portfolio. These weightings are reviewed and reset at least monthly to reflect updated market caps and eligibility criteria. Separately and independently, as described below, the Fund rebalances its derivatives exposure daily to seek approximately 200% of the Target Portfolio’s daily performance. To summarize, each monthly rebalance sets what the Fund is seeking to reference (i.e., the composition of the Target Portfolio exposures), whereas each daily adjustment (i.e., rebalancing) of derivatives exposure governs how much continuous leveraged exposure the Fund maintains to the Target Portfolio.

The Adviser may, at its discretion, make adjustments to the Target Portfolio at any time. These adjustments may include adding or removing exposure to a Crypto Asset based on developments or events deemed material by the Adviser, including potential regulatory uncertainty, insufficient liquidity, or governance or security risks negatively impacting the Crypto Asset. Additionally, if regulatory constraints arise from the Target Portfolio’s composition that prevent the Fund’s derivatives and other investments from achieving daily 2X returns, the Adviser may adjust the Target Portfolio to enhance the Fund’s ability to achieve its investment objective.

Each trading day, the Fund’s current portfolio holdings will be published on the Fund’s website at www.quantifyfunds.com.

Investments Employed to Achieve Daily 2X Exposure to the Target Portfolio

Crypto Asset Swaps. The Fund will utilize swap agreements, which are bilateral contracts in which the Fund agrees to exchange cash flows or returns with a counterparty based on the price performance of one or more referenced underlying Crypto Asset ETPs, or benchmarks or indices, as applicable over a specified period. Swap agreements may be entered into with financial institutions for periods ranging from one day to over a year. These agreements involve exchanging the return (or rate-of-return differentials) on the performance of a reference asset (i.e., one or more Crypto Asset ETPs, benchmarks or indices). The return to be exchanged is calculated with respect to a notional amount (the face value of the instrument), such as the return on or change in value of a specific dollar amount representing the underlying reference asset(s). The swap agreements the Fund may utilize will typically reset on a monthly basis or upon the occurrence of mutually agreed-upon conditions, such as when receivable or payable amounts reach predetermined thresholds relative to the principal. These resets effectively lock in the accumulated performance of the swap agreement up to that point. The Fund expects to invest in swaps using any of the following specific types of Crypto Asset related investments as reference assets.

○	Swaps on U.S.-listed Crypto Asset ETPs. Crypto Asset ETPs are exchange-traded products that that either hold a Crypto Asset directly (known as “spot” ETPs) or that seek exposure to a Crypto Asset indirectly through investments in Crypto Asset Futures Contracts or other types of derivatives that reference the performance of a Crypto Asset. Depending on their structure and investment strategy, certain Crypto Asset ETPs will not be registered under the 1940 Act and therefore will not provide investors with investor protections of the 1940 Act, whereas others may be registered under the 1940 Act.

○	Swaps on USD Crypto Asset Indices or Benchmarks. USD denominated indices or benchmarks that track the price of a Crypto Asset are based on trading data aggregated across multiple markets operated by crypto asset and futures contract exchanges.

Crypto Asset Options. The Fund, to the extent available, will utilize U.S. exchange-listed options contracts that reference an underlying Crypto Asset to achieve leveraged exposure. Exchange-listed options are standardized financial derivatives that give the Fund the right, but not the obligation, to buy or sell the asset or instrument underlying the option at a predetermined price within a specified timeframe. Such options may be short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying asset or instrument, offering immediate intrinsic value), to achieve or supplement its leveraged exposure. These options allow the Fund to dynamically adjust its leverage strategy based on market conditions, liquidity constraints, or pricing considerations for swaps. In situations where swap availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options in response to changing market dynamics. However, the use of option contracts is typically less efficient than swaps and may increase the likelihood that the Fund is unable to achieve its daily 2X objective. To the extent available, the Fund will invest in options only on U.S. exchanges regulated by the CFTC.

Crypto Asset Futures Contracts. The Fund will buy standardized, cash-settled Crypto Asset futures contracts traded on commodity exchanges registered with the CFTC. The Fund may invest in Crypto Asset Futures Contracts of any expiration date traded on any CFTC-regulated commodity futures exchange, and will exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date (a process referred to as “rolling”). Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will sell the expiring contract at a relatively lower price and buy a longer- dated contract at a relatively higher price. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in backwardation, the Fund will sell the expiring contract at a relatively higher price and buy a longer-dated contract at a relatively lower price.

Direct Investments in Crypto Asset ETPs. The Fund may also invest directly in U.S.-listed Crypto Asset ETPs to achieve long exposure to Crypto Assets.

If the Fund is unable to obtain the necessary exposure through the above-described derivatives and other investments, or encounters other constraints (e.g., market or regulatory), the Fund may not always achieve investment results, before fees and expenses, that correspond to two times (2X) the daily performance of Fund’s Target Portfolio, and may return substantially less during such periods.

At the end of each day, the Fund’s derivatives and other investments are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure of approximately 200% to the aggregate performance of the Fund’s Target Portfolio.

For examples of a hypothetical investment in the Fund, see the prospectus section entitled “Additional Information About the Funds – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the volatility of the Target Portfolio; b) the performance of the Target Portfolio; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

Cayman Subsidiary

The Fund intends to gain 2X daily exposure to the performance of the Target Portfolio either through direct investments or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser and the Sub-Adviser (defined below). The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

The Subsidiary will generally invest in the types of investments, such as Crypto Asset Futures, that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments; however, the Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions as the Fund and will comply with them on an aggregate basis with the Fund, and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter-end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Collateral

The Fund will hold assets to serve as collateral for the Fund’s derivatives transactions. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as short-term Treasury Bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements to help it meet its daily investment objective of seeking, before fees and expenses, twice (2x) the daily performance of the Target Portfolio. Entry into such agreements allows the Fund to maintain the desired level of leveraged exposure to the Target Portfolio and also maintain its tax status as a RIC on days in and around quarter-end. Reverse repurchase agreements are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

The Fund intends to qualify for treatment as a RIC under the Code. As a result, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it will use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund has adopted a policy to have, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, invested in securities or financial instruments designed to provide 2X the daily performance of a Target Portfolio providing exposure to the returns of a select group of Crypto Assets.

Due to the Fund’s investment strategy, the Fund may have economic exposure that is concentrated (i.e., more than 25% of its total assets) in an industry or group of industries, if any, assigned to one or more of the Crypto Assets comprising the Target Portfolio.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Target Portfolio over the same period. The Fund will lose money if the Target Portfolio’s performance is flat over time, and because of daily rebalancing, the volatility of the Target Portfolio and the effects of compounding, the Fund may lose money over time while the Target Portfolio’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

Information About Crypto Assets

As noted above, the Fund does not invest directly in any Crypto Asset. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of any Crypto Asset. Investors seeking direct exposure to the price of a Crypto Asset should consider an investment other than the Fund. However, certain Crypto Asset ETPs may invest directly or indirectly (e.g., via derivatives) in Crypto Assets.

The following sections provide an overview of the Crypto Assets currently eligible for the Fund to seek exposure to via Target Portfolio investments in swaps, options, futures contracts or Crypto Asset ETPs as described above..

Solana

Solana is a digital asset that is created and transmitted through the operations of the peer-to-peer “Solana Network,” a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the Solana Network, the infrastructure of which is collectively maintained by a decentralized user base. The Solana Network allows people to exchange tokens of value, called “SOL,” which are recorded on a public transaction ledger known as a blockchain. SOL can be used to pay for goods and services, including computational power on the Solana Network, or it can be converted to fiat currencies, such as the U.S. Dollar, at rates determined on digital asset exchanges or in individual end-user to end-user transactions under a barter system. The value of SOL is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate the trading of SOL.

Solana Network.

The Solana network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and vali- dation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the Solana Protocol (described below) and the software that enforces the Protocol and (3) users who choose which version of the Solana software to run. From time to time, the developers suggest changes to the Solana software. If a validator elects not to adopt the changes, or implements changes independently, a new digital asset operating on a modified version of the Solana software may be created. This is often referred to as a “fork.” The price of SOL may be negatively impacted by events culminating in forks. The Solana Network was designed to allow users to write and implement smart contracts – that is, general-purpose code that executes on every computer in the network and can instruct the transmission of information and value based on a sophisticated set of logical conditions. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than SOL on the Solana Network. Smart contract operations are executed on the Solana Blockchain in exchange for payment of SOL. Similar to the Ethereum network, the Solana Network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.

Solana Protocol.

The Solana Protocol introduced the Proof-of-History (“PoH”) time-stamping mechanism. PoH automatically orders on-chain transactions by creating a historical record that proves an event has occurred at a specific moment in time. PoH is intended to provide a transaction processing speed and capacity advantage over other blockchain networks like Bitcoin and Ethereum, which rely on sequential production of blocks and can lead to delays caused by validator confirmations. In addition to the PoH mechanism, the Solana Network uses a proof-of-stake (“PoS”) consensus mechanism to incentivize SOL holders to validate transactions. Unlike proof-of-work, in which miners expend computational resources to compete to validate transactions and are rewarded coins in proportion to the amount of computational resources expended, in PoS, validators risk or “stake” coins to compete to be randomly selected to validate transactions and are rewarded coins in proportion to the amount of coins staked. Any malicious activity, such as disagreeing with the eventual consensus or otherwise violating protocol rules, results in the forfeiture or “slashing” of a portion of the staked coins. PoS is viewed as more energy efficient and scalable than proof-of-work and is sometimes referred to as “virtual mining.”

Solana Foundation

The Solana Protocol was first conceived by Anatoly Yakovenko in a 2017 whitepaper. Development of the Solana Network is overseen by the Solana Foundation, a Swiss non-profit organization, and Solana Labs, Inc. (the “Company”), a Delaware corporation, which administered the original network launch and token distribution. Although the Company and the Solana Foundation continue to exert significant influence over the direction of the development of SOL, the Solana Network is decentralized and does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of SOL.

Ripple

Ripple, also referred to as “XRP,” is a digital asset which serves as the unit of account on an open-source, decentralized, peer-to-peer computer ledger, known as the “XRP Ledger.” XRP may be used to pay for goods and services, stored for future use, or converted to a government-issued currency. The XRP Ledger focuses on transaction utility, seeking to provide fast, low-cost cross-border payments. It is designed to be a global real-time payment and settlement system, improving the speed of value transfer and reducing the fees and delays typically seen in traditional interbank payment systems. As of the date of this Prospectus, the adoption of XRP for these purposes has been limited. The value of XRP is not backed by any government, corporation, or other identified body. The value of XRP is determined in part by the supply and demand for XRP in the markets for exchange that have been organized to facilitate the trading of XRP. New XRP is not created through staking (i.e., earning tokens in return for validating transactions) or mining new tokens. Instead, all XRP was created at the inception of the XRP Ledger, and the supply of XRP is limited by design to 100 billion tokens (with over 59 billion in circulation as of the date of this Prospectus). XRP is maintained on the decentralized, open source, peer-to-peer XRP Ledger. No single entity owns or operates the XRP Ledger. The XRP Ledger is accessed through software and governs XRP’s creation and movement. The source code for the XRP Ledger, known as the “XRP Protocol,” is open-source, and anyone can contribute to its development.

XRP Ledger and XRP Protocol

The infrastructure of the XRP Ledger is collectively maintained by various participants in the XRP Ledger, which include validators (those who validate ledger transactions), developers (those who maintain and contribute updates to the ledger), and users (those who access the ledger using open-source software). Anyone can be a validator, developer or user. The XRP Ledger is a digital transaction ledger commonly known as a “blockchain.” A blockchain is a type of shared and continually reconciled database, stored in a decentralized manner on the computers of certain users of the digital asset and protected by cryptography. The XRP Ledger, operating as XRP’s blockchain, contains a record and history for every XRP transaction. Validators use specialized computer software and hardware to verify transactions and add to the XRP Ledger. A new block is then confirmed through acceptance by designated validators who maintain versions of the blockchain on their individual computers.

The XRP protocol is an open source project with no single official company or group owning, operating or controlling it or the XRP Ledger. Anyone can review the underlying code and suggest changes, although Ripples Labs, a Delaware corporation, initially created and developed XRP and the XRP Ledger. As such, it regularly contributes to XRP software and developers at Ripple Labs are able to access, and can alter, the XRP Ledger source code. As a result, Ripple Labs is responsible for quasi-official releases of updates and other changes to the XRP Ledger’s source code.

XRP Ledger Foundation.

The XRP Ledger Foundation is an independent organization established to support the development and adoption of the XRP Ledger. It is also influential in the development and governance of the XRP Ledger. While Ripple Labs is a key contributor to the XRP Ledger Foundation, the foundation aims to maintain the ledger as open and decentralized, promoting transparency and inclusivity in its governance and development. As an open-source project, the XRP Ledger also has contributions from independent developers and other entities interested in its success. These community contributors can propose changes, submit pull requests, and report issues on the XRP Ledger’s GitHub repository.

Operation of the XRP Ledger

A network of independent nodes validates transactions on the XRP Ledger using a consensus-based algorithm, known as the Ripple Protocol Consensus Algorithm (“RPCA”). The RPCA relies on trusted validators to operate a network of independent validator nodes that validate transactions on the XRP Ledger. These nodes do not mine new blocks or tokens, but instead, participate in a consensus process to seek to ensure that transactions are valid and correctly ordered on the ledger. Any node can act as a validator, but for practical purposes, the XRP Ledger depends on a trusted set of validators known as the Unique Node List (the “UNL”). Validators can be individuals, institutions, or organizations, and they seek to ensure the integrity and accuracy of the ledger. Each node maintains a UNL, which is a list of other validators that the node trusts. Users and validators must accept any changes made to the source code by downloading the proposed modification and then such modification is effective only with respect to those XRP users and validators who choose to download it. As a practical matter, a modification to the source code becomes part of the XRP Ledger only if it is accepted by participants that collectively have a majority of the processing power on the XRP Ledger. If a modification is accepted by only a percentage of users and validators, a division will occur such that one network will run the pre-modification source code and the other network will run the modified source code. Such a division is known as a “fork.” The value of XRP, and in turn the value of the Fund, may be negatively impacted in the event of a fork.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, invested in securities or financial instruments designed to provide 2X the daily performance of a Target Portfolio providing exposure to the returns of a select group of Crypto Assets.